Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table provides information about disaggregated revenue by geographical areas

	Year Ended December 31,
	2024	2023	2022
EMEA	$134,921	$112,247	$92,749
Americas	215,531	172,154	141,920
APAC	50,751	40,709	35,982
Total	$401,203	$325,110	$270,651

Summary of Contract Balances	Receivables are recorded when the right to consideration becomes unconditional. Unbilled receivables represents the Company's unconditional right to consideration not yet invoiced while billed receivables include invoiced amounts.